Marketing Expenses	12 Months Ended
Dec. 31, 2025
Marketing Expenses [Abstract]
Marketing expenses

27. Marketing expenses

	December 31, 2025	December 31, 2024	December 31, 2023
Advertising	(195,226)	(127,612)	(103,755)
Cashback	(70,776)	(39,291)	(63,403)
Digital Marketing	(61,781)	(38,143)	(28,455)
Customer Acquisition expenses (1)	(163,985)	(122,635)	(111,875)
Commission expenses	(3,117)	(5,499)	(5,072)
Total	(494,885)	(333,180)	(312,560)

(1)	Customer acquisition expenses are marketing expenditures directly related to customer acquisition, such as performance media and member-get-member expenses, which the Group pays on a per-acquired customer basis.